Warrants (Details) (USD $)	9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended						0 Months Ended	9 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended					0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Warrants to purchase preferred stock	Sep. 30, 2012 Warrants to purchase preferred stock	Sep. 30, 2013 Warrants to purchase preferred stock	Sep. 30, 2012 Warrants to purchase preferred stock	Dec. 31, 2012 Warrants to purchase preferred stock	Dec. 31, 2011 Warrants to purchase preferred stock	Sep. 30, 2013 Warrant to purchase Series A preferred stock	Dec. 31, 2012 Warrant to purchase Series A preferred stock	Dec. 31, 2011 Warrant to purchase Series A preferred stock	Feb. 06, 2013 Warrant to purchase Series A preferred stock	Feb. 06, 2013 Warrant to purchase Series A preferred stock Subsequent event	Dec. 31, 2012 Warrant to purchase Series A preferred stock Maximum Warrants issued in connection with financing transactions	Dec. 31, 2011 Warrant to purchase Series A preferred stock Maximum Warrants issued in connection with financing transactions	Feb. 06, 2013 Warrant to purchase Series A preferred stock Series A Preferred Stock	Sep. 30, 2013 Warrant to purchase Series A preferred stock Series A Preferred Stock	Dec. 31, 2012 Warrant to purchase Series A preferred stock Series A Preferred Stock	Feb. 06, 2013 Warrant to purchase Series A preferred stock Series A Preferred Stock Subsequent event	Sep. 30, 2013 Warrant to purchase Series B preferred stock	Dec. 31, 2012 Warrant to purchase Series B preferred stock	Dec. 31, 2011 Warrant to purchase Series B preferred stock	Dec. 31, 2012 Warrant to purchase Series B preferred stock Warrants issued in connection with financing transactions	Dec. 31, 2011 Warrant to purchase Series B preferred stock Warrants issued in connection with financing transactions	Sep. 30, 2013 Warrant to purchase Series C-1 preferred stock	Dec. 31, 2012 Warrant to purchase Series C-1 preferred stock	Dec. 31, 2011 Warrant to purchase Series C-1 preferred stock	Dec. 31, 2012 Warrant to purchase Series C-1 preferred stock Warrants issued in connection with financing transactions	Dec. 31, 2011 Warrant to purchase Series C-1 preferred stock Warrants issued in connection with financing transactions	Sep. 30, 2013 Warrant to purchase Series D-1 preferred stock	Dec. 31, 2012 Warrant to purchase Series D-1 preferred stock	Dec. 31, 2011 Warrant to purchase Series D-1 preferred stock	Dec. 31, 2012 Warrant to purchase Series D-1 preferred stock Warrants issued in connection with financing transactions	Dec. 31, 2011 Warrant to purchase Series D-1 preferred stock Warrants issued in connection with financing transactions	Sep. 30, 2013 Warrants to purchase Common stock item	Dec. 31, 2012 Warrants to purchase Common stock item	Dec. 31, 2012 Warrants to purchase Common stock Warrants issued in exchange for consulting services item	Dec. 31, 2011 Warrants to purchase Common stock Warrants issued in exchange for consulting services item	Dec. 31, 2012 Warrants to purchase Common stock Maximum Warrants issued in exchange for consulting services	Dec. 31, 2011 Warrants to purchase Common stock Maximum Warrants issued in exchange for consulting services	Mar. 31, 2013 Warrants to purchase common stock expiring between June 10, 2020 to July 9, 2020	Sep. 30, 2013 Warrants to purchase common stock expiring between June 10, 2020 to July 9, 2020	Sep. 30, 2012 Warrants to purchase common stock expiring between June 10, 2020 to July 9, 2020	Sep. 30, 2013 Warrants to purchase common stock expiring between June 10, 2020 to July 9, 2020	Sep. 30, 2012 Warrants to purchase common stock expiring between June 10, 2020 to July 9, 2020	Dec. 31, 2012 Warrants to purchase common stock expiring between June 10, 2020 to July 9, 2020	Dec. 31, 2011 Warrants to purchase common stock expiring between June 10, 2020 to July 9, 2020	Jul. 31, 2010 Warrants to purchase common stock expiring between June 10, 2020 to July 9, 2020 Warrants issued in connection with financing transactions	Jul. 31, 2010 Warrants to purchase common stock expiring between June 10, 2020 to July 9, 2020 Series E Preferred Stock	Sep. 30, 2013 Warrants to purchase common stock expiring between March 31, 2015 to December 31, 2017	Dec. 31, 2012 Warrants to purchase common stock expiring between March 31, 2015 to December 31, 2017	Dec. 31, 2011 Warrants to purchase common stock expiring between March 31, 2015 to December 31, 2017	Dec. 31, 2012 Warrants to purchase common stock expiring between March 31, 2015 to December 31, 2017 Warrants issued in connection with financing transactions	Dec. 31, 2011 Warrants to purchase common stock expiring between March 31, 2015 to December 31, 2017 Warrants issued in connection with financing transactions	Sep. 30, 2013 Warrants to purchase common stock expiring between March 31, 2015 to December 31, 2017 Minimum	Dec. 31, 2012 Warrants to purchase common stock expiring between March 31, 2015 to December 31, 2017 Minimum	Dec. 31, 2011 Warrants to purchase common stock expiring between March 31, 2015 to December 31, 2017 Minimum	Sep. 30, 2013 Warrants to purchase common stock expiring between March 31, 2015 to December 31, 2017 Maximum	Dec. 31, 2012 Warrants to purchase common stock expiring between March 31, 2015 to December 31, 2017 Maximum	Dec. 31, 2011 Warrants to purchase common stock expiring between March 31, 2015 to December 31, 2017 Maximum
Warrants
Number of shares issuable upon exercise of outstanding warrants	1,013,000		1,134,000	1,134,000								107,000	107,000	107,000	106,500	106,500	106,500			106,500			32,000	32,000	31,891	31,891		46,000	46,000	45,786	45,786		64,000	64,000	63,693	63,693					41,388	41,388		858,000		858,000		872,000	872,000	871,580		13,000	13,000	13,000	12,634	12,634
Weighted-Average Exercise Price Per Share (in dollars per share)	$ 6.56		$ 6.56	$ 6.56								$ 4.00	$ 4.00										$ 7.40	$ 7.40				$ 10.92	$ 10.92				$ 12.56	$ 12.56										$ 5.88		$ 5.88		$ 5.88	$ 5.88								$ 4.00	$ 4.00	$ 4.00	$ 7.40	$ 7.40	$ 7.40
Issuance of preferred stock on exercise of warrant (in shares)																		47,000	46,668		46,668																			37,249
Expiration period											7 years	7 years										7 years	7 years				10 years	10 years				10 years	10 years													10 years				10 years
Increase (decrease) in fair value of warrants	$ 12,649,000	$ 565,000	$ 2,258,000	$ 481,000	$ 1,000,000	$ 0	$ 1,300,000	$ 0	$ 400,000	$ 100,000	$ 100,000										$ 100,000																							$ 10,100,000	$ (100,000)	$ 11,300,000	$ 500,000	$ 1,900,000	$ 300,000
Discount recorded to the preferred stock issued																																																			$ 3,000,000
Warrants retired (in shares)																																											13,994
Number of milestones achieved upon which warrants were vested																																							4	4
Outstanding in years																																							7 years	7 years
Issuance of common stock on exercise of warrants (in shares)																																							0
Warrant expirations or cancellations																																							0
Number of future financing events incorporated in Monte Carlo simulation framework																																					3	3
Assumptions used in estimating fair value of each warrant
Fair value of underlying instrument (in dollars per share)												$ 9.24	$ 6.76										$ 9.96	$ 7.56				$ 11.04	$ 8.84				$ 10.52	$ 8.84
Expected volatility (as a percent)												69.10%	66.00%										69.10%	66.00%				69.10%	66.00%				69.10%	66.00%
Expected term												1 month 28 days	1 year 1 month 28 days										11 months 19 days	1 year 11 months 23 days				6 years 5 months 16 days	7 years 5 months 16 days				7 years 2 months 19 days	8 years 2 months 19 days
Risk-free interest rate (as a percent)												0.04%	0.12%										0.16%	0.25%				0.95%	1.35%				1.18%	1.62%
Expected dividend yield (as a percent)												0.00%											0.00%					0.00%					0.00%